UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Twin Securities Inc.
Address:  2 Grand Central Tower
          140 East 45th Street 27th Floor
          New York, NY 10017

Form 13F File Number:  028-11568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Wang
Title:    CFO
Phone:

Signature, Place, and Date of Signing:

       /s/ William Wang                 New York, NY                11/10/2011
       ----------------                 ------------                ----------
         [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           15
                                         -----------

Form 13F Information Table Value Total:  $    90,315
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------ --------------- --------- ----------- ----------- --- ---- ---------- -------- -------- ------- ----
99 CENTS ONLY STORES COM STK   COMMON STOCK    65440K106       7,374     400,300 SH       SOLE                 400,300    0      0
AMERICAN CAP STRATEG IES LTD C COMMON STOCK    02503Y103         470      68,842 SH       SOLE                  68,842    0      0
BIG LOTS INC COM STK           COMMON STOCK    089302103      24,275     696,946 SH       SOLE                 696,946    0      0
BJS WHSL CLUB INC COM STK      COMMON STOCK    05548J106      21,880     426,916 SH       SOLE                 426,916    0      0
CEPHALON INC COM STK           COMMON STOCK    156708109       1,084      13,427 SH       SOLE                  13,427    0      0
COMMUNITY HEALTH SYS TEMS INC  COMMON STOCK    203668108       1,614      97,000 SH       SOLE                  97,000    0      0
EXCO RESOURCES INC COM         COMMON STOCK    269279402       9,411     877,851 SH       SOLE                 877,851    0      0
GEN-PROBE INC NEW COM STK      COMMON STOCK    36866T103       1,786      31,200 SH       SOLE                  31,200    0      0
JP MORGAN CHASE WRNT EXP 10/28 WARRANTS        46634E114         988     106,156 SH       SOLE                 106,156    0      0
OFFICE DEPOT INC COM STK       COMMON STOCK    676220106         515     250,000 SH       SOLE                 250,000    0      0
PNC FINL SVC WT WRNT EXP 12/31 WARRANTS        693475121       1,054     117,900 SH       SOLE                 117,900    0      0
SANOFI CONTGNT VAL RIGHTS      COMMON STOCK    80105N113       1,060   1,000,236 SH       SOLE               1,000,236    0      0
TEMPLE-INLAND INC COM STK      OPTIONS - CALLS 99ODSV9W1       1,421      45,300 SH  CALL SOLE                  45,300    0      0
TEMPLE-INLAND INC COM STK      OPTIONS - CALLS 99ODSV9X9       6,136     195,600 SH  CALL SOLE                 195,600    0      0
VARIAN SEMICONDUCTOR EQUIPME   COMMON STOCK    922207105      11,247     183,925 SH       SOLE                 183,925    0      0